Note 11 - Share Capital - Weighted Average Assumptions (Details)	12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024
Statement Line Items [Line Items]
Risk-free interest rate	2.41%	3.18%
Expected life (years)	2.87	2.87
Expected volatility	42.55%	46.66%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	2.45%	3.69%